Taxation - Schedule of Current and Deferred Portion of Income Tax (Benefits) Expenses Included in the Consolidated Statements of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation
Deferred income tax expenses (benefits)	¥ (4,041)	$ (554)	¥ (4,007)	¥ 17,500	[1]
Total income tax expenses	13,500	$ 1,849	13,215	24,364	[1]
CHINA
Taxation
Current income tax expenses	518
Deferred income tax expenses (benefits)				19,987
Total income tax expenses	518			19,987
Non Prc [Member]
Taxation
Current income tax expenses	17,023		17,222	6,864
Deferred income tax expenses (benefits)	(4,041)		(4,007)	(2,487)
Total income tax expenses	¥ 12,982		¥ 13,215	¥ 4,377

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).